RELATED PARTY TRANSACTIONS - Founder Shares (Details)		1 Months Ended		9 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2023 USD ($) D $ / shares	Dec. 31, 2022 USD ($) D $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares
RELATED PARTY TRANSACTIONS
Aggregate purchase price | $						$ 25,000
Founder Shares
RELATED PARTY TRANSACTIONS
Percentage of transfer of founder shares with certain exceptions					50.00%
Founder Shares | Initial Stockholders and Independent Directors
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	167,234
Fair value upon the grant date | $	$ 788,900
Fair value upon the grant date (per share) | $ / shares	$ 4.72
Stock-based compensation expense recognized | $				$ 0	$ 0
Founder Shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued | shares		110,302	4,312,500				4,312,500
Number of shares bought back | shares		1,547,802
Value of shares bought back | $		$ 959.14
Aggregate purchase price | $		$ 959.14	$ 25,000				$ 25,000
Number of shares cancelled | shares		1,437,500
Aggregate number of shares owned | shares		2,875,000
Percentage of transfer of founder shares with certain exceptions				50.00%
Restrictions on transfer period of time after business combination completion				6 months	6 months
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.50	$ 12.50
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30	30
Percentage of transfer of remaining founder shares with certain exceptions				50.00%	50.00%
Founder Shares | CR Financial Holdings, Inc.
RELATED PARTY TRANSACTIONS
Number of shares issued | shares	56,932
Aggregate purchase price | $	$ 495.05